Accounts Receivable, Net - Summary of Account Receivable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 152,868	$ 22,164	¥ 131,363
Allowance for credit losses	(42,914)	(6,222)	(39,166)
Accounts Receivable, Net	¥ 109,954	$ 15,942	¥ 92,197